Expense by Nature - Summary of Sales and Marketing Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales and marketing expense
Borrower acquisition expenses	¥ 5,030,841	¥ 7,865,407	¥ 10,119,525
General sales and marketing expenses	4,377,490	6,653,847	6,637,150
Investor acquisition and retention expenses	24,035	301,092	676,984
Referral expenses from platform service	435,122	936,570	559,413
Sales and marketing expenses	¥ 9,867,488	¥ 15,756,916	¥ 17,993,072